Note 25 - Employee Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Employee Benefit Plans [Text Block]
25 Employee Benefits

PRC contribution plan

Full-time  employees  of  the  Company,  its  subsidiaries  and  VIEs  in  the  PRC  participate  in  a  government-mandated  multi- employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance,  employee housing fund  and other welfare benefits are provided  to employees. Chinese labor regulations require that the Company and its subsidiaries accrue for these benefits based on certain percentages of the employees’ salaries. The total expenses for such employee benefits were $1,055,043, $892,016 and $798,345 for the years ended December 31, 2010, 2011 and 2012, respectively.

Singapore contribution plan

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity such as the Central Provident Fund or pension on a mandatory, contractual or voluntary basis. The entity will have no legal or constructive obligation to pay further amounts once the contributions have been paid. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in the consolidated statement of operations and comprehensive income/loss in the periods during which services are rendered by employees. In 2010, 2011 and 2012, the Group, via its Singaporean subsidiary acquired in 2010, recorded an expense of $286,262, $339,710 and $345,297 respectively.

Indonesian contribution plan

PT Linktone, the Group’s Indonesian subsidiary acquired in 2010, has a defined contribution pension program in which it had entered into a Cooperation Agreement Pension Benefit Service Program with the Financial Institution Pension Fund in October 2009 for an indefinite period of cooperation. The total provision for such employee benefits of $18,398, $23,176 and $18,864 was charged to the statement of operations and comprehensive income/loss during the year ended December 31, 2010, 2011 and 2012, respectively.